Earnings Per Share - Calculation of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Diluted earnings per share
Profit attributable to the Parent	€ 402	€ 157	€ 42
Weighted average number of ordinary shares outstanding (diluted)	681,573,145	679,916,715	677,101,992
Diluted earnings per share (Euros per share)	€ 0.59	€ 0.23	€ 0.06	[1]
Class A, Ordinary shares
Diluted earnings per share
Diluted earnings per share (Euros per share)	0.59
Class B, Preference shares
Diluted earnings per share
Diluted earnings per share (Euros per share)	€ 0.6

[1]	(See Note 2.d)